Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of reconciliation of changes in short-term investments and non-current financial assets (Details) - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 16,080	€ 14,845
Short-term investments, acquisitions	2,935	0
Short-term investments, disposals	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	53	53
Short-term investments, variation of accrued interest	0	0
Short-term investments, foreign currency effect	1,333	443
Ending balance, current investments	20,401	15,341
Beginning balance, non-current financial assets	39,878	38,934
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	(2,935)	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	(2,308)	978
Non-current financial assets, variation of accrued interest	172	170
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	34,806	40,083
Beginning balance, total	55,958	53,779
Total, acquisitions	2,935	0
Total, disposals	(2,935)	0
Total, variation of fair value through the consolidated statement of income (loss)	(2,255)	1,031
Total variance of accrued interest	172	170
Total, foreign currency effect	1,333	443
Ending balance, total	€ 55,207	€ 55,424